Earnings Per Share - SBH (Narrative) (Details) shares in Millions, $ in Millions	Jul. 13, 2018 shares	Jul. 12, 2018 USD ($)
Increase in total outstanding shares | shares	20.6
HRG [Member]
Net indebtedness and transaction expenses | $		$ 328.2
Reverse stock split conversion		0.1613